Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

As at	December 31, 2022	December 31, 2021
Deferred revenue	$11	$13
Customer advances for construction	69	59
Merger commitments	5	7
Non-retirement employee benefits (a)	51	19
Uncertain tax positions (note 21)	20	20
Other	19	16
	$175	$134
Less: liabilities associated with assets held for sale (note 5)	(53)	—
	$122	$134
(a)Consists of long-term portion of liabilities relating to employee incentive plans and other non-retirement related employee benefits.